SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                               November 10, 2014

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                 Re:      AllianceBernstein Cap Fund, Inc.
                          -  AllianceBernstein Dynamic All Market Fund
                          File Nos. 2-29901 and 811-1716
                          ---------------------------------------------

Ladies and Gentlemen:

            On behalf of AllianceBernstein Dynamic All Market Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Fund's Prospectus offering Class Z shares for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on November 5, 2014.

            A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                            Sincerely,

                                                            /s/ Anna C. Leist
                                                           ---------------------
                                                                 Anna C. Leist

cc:      Kathleen K. Clarke